DEBT	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 10— DEBT

The Company borrowed from PRC banks, other financial institutions and third-parties as working capital funds. As of September 30, 2023 and 2022, the Company’s debt consisted of the following:

(a) Short-term loans:

		September 30, 2023	September 30, 2022

China Construction Bank (“CCB’)	(1)	$42,785	$34,765
Shanghai Pudong Development Bank (“SPD Bank”)	(2)	1,370,614	1,405,777
China Construction Bank	(3)	137,061	140,578
Beijing Bank	(4)	822,368	843,467
Industrial and Commercial Bank of China	(5)	137,061	-
Total short-term loans		$2,509,890	$2,424,587

(1) On January 13, 2022, Tongchuan DT entered into another loan agreement with China Construction Bank (“CCB’) to borrow RMB 247,300 (equivalent to US$34,765) as working capital for one year, with maturity date on January 13, 2023 and interest rate of 3.8525% per annum. The loan was fully repaid upon maturity.

On December 30, 2022, the Company’s subsidiary, Tongchuan DT entered into a loan agreement with CCB to borrow RMB 312,159 (equivalent to US$42,785) as working capital for one year, with maturity date on December 30, 2023 and interest rate of 3.95% per annum. The loan was fully repaid upon maturity.

(2) On December 6, 2021, the Company’s subsidiary, Xi’an App-Chem, obtained an approval of line of credit from Shanghai Pudong Development Bank (“SPD Bank”) for a maximum of RMB 15.0 million (approximately $2.1 million) loans as working capital for one year. On January 10, 2022, the Company borrowed RMB 10.0 million (equivalent to US$1.4 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.0% per annum and maturity date on January 10, 2023. A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan and the Company paid $15,260 for the guarantee service. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan. As of the date of this filing, the Company had the availability to borrow additional approximately RMB 5.0 million (equivalent to US$0.7 million) from SPD Bank before December 5, 2022. The loan was fully repaid upon maturity.

On January 16, 2023, the Company’s subsidiary, Xi’an App-Chem, obtained an approval of line of credit from SPD Bank for a maximum of RMB 10.0 million (approximately $1.4 million) loans as working capital for one year. On January 10, 2022, the Company borrowed RMB 10.0 million (equivalent to US$1.4 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 4.3% per annum and maturity date on January 16, 2024. A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan and the Company paid $15,260 for the guarantee service. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT(continued)

(3) On May 18, 2022, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with China Construction Bank to borrow RMB 1.0 million (equivalent to US$140,578) as working capital for one year, with maturity date on May 18, 2023 and interest rate of 3.96% per annum. The loan was fully repaid upon maturity.

On May 15, 2023, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with China Construction Bank to borrow RMB 1.0 million (equivalent to US$137,061) as working capital for one year, with maturity date on May 15, 2024 and interest rate of 3.80% per annum.

(4) On June 23, 2022, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB 6.0 million (approximately US$0.8 million) short-term loan as working capital for one year, with interest rate of 5.22% per annum and maturity date on June 22, 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Ag-tech and certain patent owned by the Company as collateral to guarantee this loan. The loan was fully repaid upon maturity.

On May 11, 2023, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB 6.0 million (approximately US$0.8 million) short-term loan as working capital for one year, with interest rate of 5.17% per annum and maturity date on May 10, 2024. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Ag-tech and certain patent owned by the Company as collateral to guarantee this loan.

(5) On March 14, 2023, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) to borrow RMB 1.0 million (equivalent to US$137,061) as working capital for one year, with maturity date on March 13, 2024 and interest rate of 3.70% per annum.

(b) Long-term loans:

		September 30, 2023	September 30, 2022

Xi’an High-Tech Emerging Industry Investment Fund Partnership	(6)	$44,747	$1,082,449
Webank Co., Ltd.	(7)	209,133	262,813
China Resources Shenzhen International Investment Trust	(8)	22,844	179,237
Huaxia Bank	(9)	603,070	590,426
Qishang Bank	(10)	411,184	210,867
Total		1,290,978	2,325,792
Less: current portion of long-term loans		(419,610)	(2,135,979)
Total long-term loans		$871,368	$189,813

(6) On June 26, 2017, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.2 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT (continued)

The loan matured on June 25, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 31, 2023. During the year ended September 30, 2023, the Company repaid RMB 7.3 million (equivalent to $1.1 million), and the remaining balance of RMB 0.3 million (approximately $0.05 million) was reclassified as current portion of long-term loans as of September 30, 2023.

(7) On February 10, 2022, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow an aggregate of RMB 1.51 million (equivalent to US$212,808) loans as working capital for two years, with maturity date on February 12, 2024 and interest rate of 8.1% per annum. Loans from Shenzhen Qianhai WeBank Co., Ltd, in the amount of RMB 623,333 (equivalent to US$85,435) was reclassified as current portion of long-term loans as of September 30, 2023.

On June 20, 2021, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 620,000 (equivalent to US$96,005) as working capital for 24 months, with maturity date on June 20, 2023 and interest rate of 14.4% per annum. The loan was fully repaid during the year ended September 30, 2023.

On March 14, 2022, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 90,000 (equivalent to US$12,652) as working capital for 24 months, with maturity date on March 20, 2024 and interest rate of 15.39% per annum. The loan was fully repaid on its maturity date.

On January 12, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 150,000 (equivalent to US$20,559) as working capital for 24 months, with maturity date on January 20, 2025 and interest rate of 13.77% per annum.

On August 23, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 500,000 (equivalent to US$68,531) as working capital for 24 months, with maturity date on August 20, 2025 and interest rate of 14.76% per annum. As of September 30, 2023, RMB250,000 ($34,265) was reclassified as current portion of long-term loans.

On September 15, 2023, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 27,000 (equivalent to US$3,701) as working capital for 24 months, with maturity date on September 15, 2025 and interest rate of 14.76% per annum. As of September 30, 2023, RMB13,500 ($34,265) was reclassified as current portion of long-term loans.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT (continued)

(8) On February 11, 2022, Xi’an App-Chem, entered into another loan agreement with China Resources Shenzhen International Investment Trust to borrow RMB 566,667 (equivalent to US$79,661) loans as working capital for two years, with maturity date on February 12, 2024 and interest rate of 12.6% per annum. Loans from China Resources Shenzhen International Investment Trust in the amount of RMB 166,667 (equivalent to US$ $22,844) was reclassified as current portion of long-term loans as of September 30, 2023.

On March 1, 2022, Tianjin YHX, entered into a loan agreement with China Resources Shenzhen International Investment Trust, to borrow RMB 0.7 million (equivalent to US$99,576) as working capital for 24 months, with maturity date on February 20, 2024 and interest rate of 16.2% per annum. The amount was repaid in fully during September 30, 2023.

(9) On April 3, 2020, Xi’an App-Chem, obtained a line of credit approval from Huaxia Bank for a maximum of RMB 15 million (approximately $2.1 million) loans, including RMB 3 million (approximately US$0.4 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.7 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. On April 16, 2020, the Company borrowed RMB 2.0 million (approximately $0.3 million) out of a line of credit from Huaxia Bank as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. From May 14, 2021 to July 7, 2021, Xi’an App-Chem, entered into additional two loan agreements with Huaxia Bank, to borrow total of RMB 3.0 million (approximately $0.4 million) as working capital for two years, with interest rate of 8.5% per annum and maturity date on May 14, 2023 and July 8, 2023, respectively. The loan was repaid in full during September 30, 2023.

On May 30, 2023, Xi’an App-Chem, obtained a RMB 2 million ($274,123) working capital loans from Huaxia Bank with fixed interest rate of 5.0% per annum for three years with a maturity date on May 30, 2026. As of September 30, 2023, RMB200,000 ($27,412) was reclassified as current portion of long-term loans as of September 30, 2023.

On May 30, 2023, Xi’an App-Chem, obtained a RMB 2.4 million ($328,947) working capital loans from Huaxia Bank with fixed interest rate of 6.5% per annum for two years with a maturity date on May 30, 2025. As of September 30, 2023, RMB200,000 ($27,412) was reclassified as current portion of long-term loans as of September 30, 2023.

(10) On December 10, 2020, the Company’s subsidiary, Xi’an App-Chem, obtained an approval of line of credit from Qishang Bank Co., Ltd. (“Qishang Bank”) for a maximum of RMB 13 million (approximately $1.8 million) loans as working capital. On December 15, 2020, the Company borrowed RMB 3.0 million (approximately $0.4 million) as working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum. The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, also pledged their personal residence properties as collateral to safeguard this loan. The Company repaid RMB 1.5 million (equivalent to $210,867) before September 30, 2022 and the outstanding loan balance as of September 30, 2022 was RMB 1.5 million (equivalent to $210,867). The loan amount was repaid in full during September 30, 2023.

On August 22, 2023, the Company’s subsidiary, Xi’an App-Chem, obtained a working capital loan of RMB3.0 million ($411,184) wiht an interest rate of 5.80% per annum for three years, with a maturity date of August 21, 2026. As of September 30, 2023, RMB1,000,000 ($137,061) was reclassified as current portion of long-term loans as of September 30, 2023.

For the above-mentioned short-term and long-term loans from PRC banks and financial institutions, interest expense amounted to $238,224, $446,884 and $417,266 for the years ended September 30, 2023, 2022 and 2021, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS